Summary of Liquid Assets by Type and Currency (Details) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	$ 576,960	$ 601,604
Securities received as collateral from securities financing and derivative transactions	282,993	272,051
Total liquid assets	$ 859,953	$ 873,655
% of total	100.00%	100.00%
Encumbered liquid assets	$ 291,550	$ 293,999
Unencumbered liquid assets	568,403	579,656
Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	149,137	173,895
Securities received as collateral from securities financing and derivative transactions	132,646	124,999
Total liquid assets	$ 281,783	$ 298,894
% of total	33.00%	34.00%
Encumbered liquid assets	$ 125,815	$ 134,152
Unencumbered liquid assets	155,968	164,742
Canadian Dollar [member] | Cash and central bank reserves [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	55,091	70,271
Total liquid assets	$ 55,091	$ 70,271
% of total	6.00%	8.00%
Encumbered liquid assets	$ 549	$ 798
Unencumbered liquid assets	54,542	69,473
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	9,783	26,176
Securities received as collateral from securities financing and derivative transactions	98,008	92,825
Total liquid assets	$ 107,791	$ 119,001
% of total	13.00%	14.00%
Encumbered liquid assets	$ 77,013	$ 83,456
Unencumbered liquid assets	30,778	35,545
Canadian Dollar [member] | National Housing Act mortgage backed securities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	23,881	23,615
Securities received as collateral from securities financing and derivative transactions	1	2
Total liquid assets	$ 23,882	$ 23,617
% of total	3.00%	3.00%
Encumbered liquid assets	$ 1,029	$ 1,104
Unencumbered liquid assets	22,853	22,513
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	37,527	30,213
Securities received as collateral from securities financing and derivative transactions	25,532	24,808
Total liquid assets	$ 63,059	$ 55,021
% of total	7.00%	6.00%
Encumbered liquid assets	$ 34,977	$ 37,142
Unencumbered liquid assets	28,082	17,879
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	9,659	9,062
Securities received as collateral from securities financing and derivative transactions	3,939	3,775
Total liquid assets	$ 13,598	$ 12,837
% of total	2.00%	1.00%
Encumbered liquid assets	$ 3,253	$ 2,542
Unencumbered liquid assets	10,345	10,295
Canadian Dollar [member] | Equities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	13,196	14,558
Securities received as collateral from securities financing and derivative transactions	5,166	3,589
Total liquid assets	$ 18,362	$ 18,147
% of total	2.00%	2.00%
Encumbered liquid assets	$ 8,994	$ 9,110
Unencumbered liquid assets	9,368	9,037
Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	427,823	427,709
Securities received as collateral from securities financing and derivative transactions	150,347	147,052
Total liquid assets	$ 578,170	$ 574,761
% of total	67.00%	66.00%
Encumbered liquid assets	$ 165,735	$ 159,847
Unencumbered liquid assets	412,435	414,914
Other than Canadian dollar [member] | Cash and central bank reserves [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	66,565	84,956
Total liquid assets	$ 66,565	$ 84,956
% of total	8.00%	10.00%
Encumbered liquid assets	$ 1,212	$ 120
Unencumbered liquid assets	65,353	84,836
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	89,409	79,108
Securities received as collateral from securities financing and derivative transactions	3,923	3,143
Total liquid assets	$ 93,332	$ 82,251
% of total	11.00%	9.00%
Encumbered liquid assets	$ 10,849	$ 10,268
Unencumbered liquid assets	82,483	71,983
Other than Canadian dollar [member] | Equities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	35,635	41,961
Securities received as collateral from securities financing and derivative transactions	33,791	33,280
Total liquid assets	$ 69,426	$ 75,241
% of total	8.00%	9.00%
Encumbered liquid assets	$ 39,247	$ 38,077
Unencumbered liquid assets	30,179	37,164
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	91,253	83,386
Securities received as collateral from securities financing and derivative transactions	45,983	44,924
Total liquid assets	$ 137,236	$ 128,310
% of total	16.00%	15.00%
Encumbered liquid assets	$ 39,916	$ 34,903
Unencumbered liquid assets	97,320	93,407
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	81,867	74,898
Securities received as collateral from securities financing and derivative transactions	5,210	5,082
Total liquid assets	$ 87,077	$ 79,980
% of total	10.00%	9.00%
Encumbered liquid assets	$ 17,306	$ 18,949
Unencumbered liquid assets	69,771	61,031
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	63,094	63,400
Securities received as collateral from securities financing and derivative transactions	61,440	60,623
Total liquid assets	$ 124,534	$ 124,023
% of total	14.00%	14.00%
Encumbered liquid assets	$ 57,205	$ 57,530
Unencumbered liquid assets	$ 67,329	$ 66,493